Intangible Assets - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Goodwill impairment recognised	£ 0	£ 0
Increase/(decrease) in discount rate percentage	(0.70%)
Discount rate percentage	9.80%	10.50%